Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

32	Subsequent events

32.1	Funding of the fourth issue of debentures

On January 7, 2022 funds were raised in relation to the fourth issue of non-convertible debentures, in a single series, in the amount of R$2,000. These debentures were offered in Brazil with restricted placement efforts in accordance with Brazilian law. The proceeds from this issuance of debentures will be used for general corporate purposes, including to reinforce the Company's cash position. The fourth issue debentures will accrue interest at a rate of CDI + 1.75% per year, and will be paid semi-annually until maturity. The principal amount will be paid in two equal installments, in 2026 and in 2027.

32.2	Extra Hiper Stores

On January 10, 2022, the Company paid R$850 to GPA in connection with the commercial rights of Extra Hiper stores (see note 1.5).

On January 31, 2022, the Company and GPA completed the transfer of the ownership agreement for 35 properties (11 properties owned by GPA and 24 properties owned by third parties), located in the Southeast, Midwest, North and Northeast regions country, with this transfer, the Company owns 55 of the 70 properties involved in the transaction and expects to complete the transfer process of the 15 remaining properties by the end of the first quarter of 2022.

On February 25, 2022, the Board of Directors of the Company and GPA approved the definitive agreements with the real estate investment fund Barzel Properties (“Fund”), for the disposal of up to 17 properties owned by GPA to the Fund, for the amount of approximately R$1.2 billion, and subsequent lease of such properties by the Company, for a period of 25 years, renewable for an additional period of 15 years.

32.3	Funding of commercial paper

On February 10, 2022, the Company raised funds through the 1st issue of Commercial Paper Notes, in a single series, in the amount of R$750. The proceeds from this issue will be used for general purposes, including to strengthen the Company's cash position. The commercial notes will accrue interest at a rate of CDI + 1.70% per year, which will be paid semi-annually until maturity. The principal amount will be settled in a single installment at the end of the three-year contract (2025).

32.4	Capital increase due to exercise of stock options

On February 21, 2022, our board of directors approved an issuance of 239,755 new Sendas common shares due to the exercise of stock options granted to certain employees under the terms of our share-based compensation plans. This issuance of Sendas common shares increased our total outstanding common shares to 1,346,914,232 common shares and our total capital stock by R$1, from R$788 to R$789. These shares were issued on March 8, 2022. The new Sendas common shares issued have the same characteristics and conditions and enjoy the same rights, benefits and advantages of existing Sendas common shares.

32.5	Funding of the fifth issuance of debentures

On April 5, 2022, the Company raised funds through the 5th issue of debentures, in a single series, in the amount of R$250. The proceeds from this issue will be used entirely and exclusively to reimburse expenses and expenditures related to the expansion and/or maintenance of certain properties. These debentures will accrued interest at a rate of CDI + 0.75% per year, which will be paid semi-annually until maturity (March 2025).

32.6	Approval of dividend distribution

At the annual general shareholders’ meeting held on April 28, 2022, our shareholders voted to approve the minimum mandatory dividend in the aggregate amount of R$224, calculated in accordance with Brazilian Corporate Law and our bylaws, with respect to the fiscal year ended December 31, 2021. This amount excludes the tax incentive reserve related to the recognition of tax credits for investment subsidy in the total amount of R$709. Of the total dividend amount, R$56 was paid on October 16, 2021 as interest on shareholders’ equity. The remaining amount of R$168, corresponding to R$0.125038407679398 per common share is expected to be paid by June 28, 2022, which is 60 days from the annual general shareholders’ meeting. Holders of Sendas ADSs will receive the dividend distribution to which they are entitled through the Sendas Depositary.